Contingencies - Narrative (Details) - Big Heart [Member] - USD ($) $ in Millions			3 Months Ended
	Mar. 23, 2015	Oct. 09, 2013	Apr. 30, 2016	May 31, 2014
Loss Contingencies [Line Items]
Business acquisition consideration given	$ 5,897.8
Pending Litigation [Member]
Loss Contingencies [Line Items]
Business acquisition consideration given		$ 1,700.0
Initial working capital adjustment received currently in dispute		$ 110.0
Estimate of possible loss				$ 16.3
Settled Litigation [Member]
Loss Contingencies [Line Items]
Settlement paid			$ 38.0